Disposal of subsidiaries/ Disposal group classified as held for sale	12 Months Ended
Dec. 31, 2025
Disposal Of Subsidiaries Disposal Group Classified As Held For Sale
Disposal of subsidiaries/ Disposal group classified as held for sale

11.	Disposal of subsidiaries/ Disposal group classified as held for sale

On December 15, 2023, all the directors signed a written resolution that the Company intends to dispose of all its share in Chubby Bento Limited and Bao Pot Taiwanese Claypot Limited and its subsidiaries (collectively referred as the “Disposal groups”). The assets and liabilities attributable to the Disposal groups, which is expected to be sold within twelve months, have been classified as a disposal group held for sale as it did not represent a separate major line of business or geographical area and are presented separately in the consolidated statements of financial position (see below).

In 2024, the directors consider the sales proceeds less directly attributable cost which amounted to HK$Nil as the fair value less cost of disposal for the disposal of Disposal groups. An impairment loss of HK$23,545,499 including property, plant and equipment of HK$8,894,566 and right-of-use assets of HK$14,650,933, which represents the sale proceeds less the carrying amount of the net assets of Disposal groups as at the reporting date, was charged to consolidated profit or loss.

The major classes of assets and liabilities of Disposal groups classified as held for sale are as follows:

2023
HK$

Property, plant and equipment	6,273,767
Right-of-use assets	10,189,425
Amount due from related parties	63,550
Inventories	298,221
Trade receivables	217,209
Deposits, other receivables and prepayments	6,551,199
Cash and bank balance	7,884,815

Total assets classified as held for sale	31,478,186

Lease Liabilities	27,294,255
Provision for reinstatement costs	530,000
Amount due to directors	1,679,488
Trade payables	2,175
Accruals and other payables	1,972,268

Total liabilities classified as held for sale	31,478,186

MasterBeef Group and its subsidiaries

Notes to the Consolidated Financial Statements (Continued)

December 31, 2025, 2024 and 2023

11.	Disposal of subsidiaries/ Disposal group classified as held for sale (continued)

On May 14, 2024, the Company entered into a sale and purchase agreement, Galaxy Shine Company Limited and Thrivors Holdings Limited, the principal shareholders of the Company (collectively, the “Purchasers”), pursuant to which the Company agreed to sell its 100% equity interest in Chubby Bento Limited and its subsidiaries, and the Purchasers agreed to acquire the same for an aggregate consideration of US$1,000 on and subject to the terms and conditions contained in the sale and purchase agreement. All the conditions precedent under the sale and purchase agreement have been fulfilled and the transaction was completed on May 14, 2024.

On the same date, the Company also entered into a sale and purchase agreement with the Purchasers, pursuant to which the Company agreed to sell its 100% equity interest in Bao Pot Taiwanese Claypot Limited and its subsidiaries, and the Purchasers agreed to acquire the same for an aggregate consideration of US$1,000 on and subject to the terms and conditions contained in the sale and purchase agreement. All the conditions precedent under the sale and purchase agreement have been fulfilled and the transaction was completed on May 14, 2024.

May 14,
2024
HK$

Consideration received
Cash	15,600

Assets and liabilities at the date of disposal were as follows:

May 14,
2024
HK$

Property, plant and equipment	10,322,156
Right-of-use assets	10,189,424
Amounts due from fellow subsidiaries	1,307,913
Amount due from ultimate holding company	15,600
Inventories	969,410
Trade receivables	341,028
Deposits, other receivables and prepayments	7,529,293
Cash and bank balance	8,074,727
Lease liabilities	(23,986,314)
Provision for reinstatement costs	(530,000)
Amount due to a director	(10,000)
Amounts due to fellow subsidiaries	(63,542,091)
Trade payables	(516,367)
Accruals and other payables	(8,827,504)

Net liabilities disposed	(58,662,725)

Gain on disposal	58,678,325

MasterBeef Group and its subsidiaries

Notes to the Consolidated Financial Statements (Continued)

December 31, 2025, 2024 and 2023